Description of Business and Summary of Significant Accounting Policies - Concentrations (Details) - manufacturer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Number of contract manufacturers	1
Customer Concentration Risk | Accounts receivable | Customer One
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	20.00%
Customer Concentration Risk | Accounts receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	17.00%
Customer Concentration Risk | Accounts receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk percentage		16.00%
Customer Concentration Risk | Accounts receivable | Customer Four
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Customer Concentration Risk | Total revenue | Customer One
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	24.00%	14.00%
Customer Concentration Risk | Total revenue | Customer Two
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	14.00%	11.00%
Customer Concentration Risk | Total revenue | Customer Three
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	13.00%	10.00%